INCOME TAXES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income (loss) before income taxes

The income (loss) before income taxes of the Company for the six months ended June 30, 2015 and 2014 were comprised of the following:

	For the six months ended June 30,
	2015	2014

Tax jurisdictions from:
– BVI	$171,613	$(110)
– Belize	199,669	—
– Malaysia	(35,166)	(37,396)
– Hong Kong	(32,400)	(1,946)
– The PRC	(7,633)	(8,320)

Income (loss) before income taxes	$296,083	$(47,772)

The income (loss) before income taxes of the Company for the years ended December 31, 2014 and 2013 were comprised of the following:

	For the year ended December 31,
	2014	2013

Tax jurisdictions from:
– BVI	$(187)	$(761)
– Belize	45,919	—
– Malaysia	(77,192)	(57,024)
– Hong Kong	(4,341)	(21,094)
– The PRC	(15,705)	(19,783)

Income (loss) before income taxes	$(51,506)	$(98,662)

Schedule of deferred tax assets

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of June 30, 2014 and December 31, 2014:

	As of
	June 30, 2015	December 31, 2014
Deferred tax assets:
Net operating loss carryforwards
– Hong Kong	$9,484	$4,150
– The PRC	9,840	8,203
– Malaysia	17,924	15,480
	37,248	27,833
Less: valuation allowance	(37,248)	(27,833)

Deferred tax assets	$—	$—

The following table sets forth the significant components of the aggregate deferred tax assets of the Company as of December 31, 2014 and 2013:

	As of December 31,
	2014	2013
Deferred tax assets:
Net operating loss carryforwards
– Hong Kong	$4,150	$3,471
– The PRC	8,203	5,010
– Malaysia	15,480	8,350
	27,833	16,831
Less: valuation allowance	(27,833)	(16,831)

Deferred tax assets	$—	$—